Other income - Schedule of other income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income [Abstract]
Grant income	£ 1,819	£ 2,096	£ 197
R&D expenditure credits	3,923	1,653	1,008
Other income	£ 5,742	£ 3,749	£ 1,205